Label	Element	Value
Invesco Short Duration High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED APRIL 1, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Short Duration High Yield Municipal Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Short Duration High Yield Municipal Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective April 1, 2024:
1. The first paragraph appearing under the heading "Performance Information" in the prospectuses is replaced in its entirety as set forth below:
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of style-specific benchmarks and broad-based securities market benchmarks (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
2. The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2022)
Invesco Short Duration High Yield Municipal Fund | Custom Invesco Short Duration High Yield Municipal Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.61%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Invesco Short Duration High Yield Municipal Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[2]
Invesco Short Duration High Yield Municipal Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[2]
Invesco Short Duration High Yield Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.05%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.32%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[2]
Invesco Short Duration High Yield Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Invesco Short Duration High Yield Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.85%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.02%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.10%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017

[1]	The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.
[2]	Effective April 1, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Aggregate Bond Index to the S&P Municipal Bond Index. The Fund had previously changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index in December 2023. The Fund believes the S&P Municipal Bond Index is a more appropriate comparison for evaluating the Fund’s performance.
[3]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.